SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C.  20549

                              FORM N-1A

                                             File No. 33-11495
                                             File No. 811-4989

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.  23

                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940

     Amendment No.  23



              VOYAGEUR MUTUAL FUNDS II, INC.
          (Exact Name of Registrant as Specified in Charter)

  1818 Market Street, Philadelphia, Pennsylvania          19103

       (Address of Principal Executive Offices)       (Zip Code)

Registrant's Telephone Number, including Area Code:(215) 255-2923

George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA
19103

      (Name and Address of Agent for Service)

Approximate Date of Public Offering:             April 30, 1998

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b)

        X      on April 30, 1998 pursuant to paragraph (b)

               60 days after filing pursuant to paragraph (a)(1)

               on (date) pursuant to paragraph (a)(1)

               75 days after filing pursuant to paragraph (a)(2)

               on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:
     ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendement

                    Title of Securities Being Registered
                       Tax-Free Colorado Fund A Class
                       Tax-Free Colorado Fund B Class
                       Tax-Free Colorado Fund C Class


                    ---   C O N T E N T S   ---

     This Post-Effective Amendment No. 23 to Registration File
No. 33-11495 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheets(1)

     4.   Part A - Prospectus(2)

     5.   Part B - Statement of Additional Information(2)

     6.   Part C - Other Information(2)(3)

     7.   Signatures

(1) This Post-Effective Amendment relates to the Registrant's one series of shares and its classes: Tax-Free Colorado Fund
     - Tax-Free Colorado Fund A Class, Tax-Free Colorado Fund B
     Class and Tax-Free Colorado Fund C Class.

(2) The Registrant's Prospectus and Statement of Additional Information dated April 30, 1998 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 19 to the Registration
     Statement of Voyageur Mutual Funds, Inc. filed April 29,
     1998.

(3) Items 28 and 29 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective
     Amendment No. 19 to the Registration Statement of Voyageur
     Mutual Funds, Inc. filed April 29, 1998.


                    CROSS-REFERENCE SHEET

                            PART A

Item No.  Description                   Location in Prospectus*

   1      Cover Page. . . . . . . .     Cover Page

   2      Synopsis. . . . . . . . .     Synopsis; Summary
                                        of Expenses

   3      Condensed Financial
          Information . . . . . . .     Financial Highlights

   4      General Description of
          Registrant. . . . . . . .     Investment Objectives
                                        and Policies; Classes
                                        of Shares

   5      Management of the Fund. .     Management of the Funds

   6      Capital Stock and Other
          Securities. . . . . . . .     The Delaware Difference;
                                        Dividends and
                                        Distributions; Taxes;
                                        Classes of Shares

   7      Purchase of Securities
          Being Offered . . . . . .     Cover Page; How to Buy
                                        Shares; Calaculation of
                                        Offering Price and Net
                                        Asset Value Per Share;
                                        Management of the Funds

   8      Redemption or Repurchase.     How to Buy Shares;
                                        Redemption and Exchange

   9      Legal Proceedings . . . .     None

* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 19 of
   Voyageur Mutual Funds, Inc.'s Registration Statement
   (File No. 33-63238).


                           CROSS-REFERENCE SHEET

                                  PART B

Item No.  Description                   Location in Statement of
                                        Additional Information*

   10     Cover Page. . . . . . . .     Cover Page

   11     Table of Contents . . . .     Table of Contents

   12     General Information and
          History . . . . . . . . .     Inapplicable

   13     Investment Objectives and
          Policy. . . . . . . . . .     Investment Policies
                                        and Restrictions

   14     Management of the
          Registrant. . . . . . . .     Officers and Directors

   15     Control Persons and
          Principal Holders of
          Securities. . . . . . . .     Officers and Directors

   16     Investment Advisory and
          Other Services. . . . . .     Officers and Directors;
                                                  Investment Management
                                        Agreements and Sub-
                                        Advisory Agreements;
                                        General Information;
                                        Financial Statements

   17     Brokerage Allocation. . .     Trading Practices and
                                        Brokerage

   18     Capital Stock and Other
          Securities. . . . . . . .     Capitalization and
                                        Noncumulative Voting
                                        (under General
                                        Information)

   19     Purchase, Redemption and
          Pricing of Securities
          Being Offered . . . . . .     Purchasing Shares;
                                        Determining Offering
                                        Price and Net Asset
                                        Value; Redemption and
                                        Repurchase; Exchange
                                        Privilege

   20     Tax Status                    Distributions; Taxes

   21     Underwriters                  Purchasing Shares

   22     Calculation of Performance
          Data. . . . . . . . . . .     Performance Information

   23     Financial Statements. . .     Financial Statements

* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective
   Amendment No. 19 of Voyageur Mutual Funds, Inc.'s
   Registration Statement (File No. 33-63238).


                           CROSS-REFERENCE SHEET

                                  PART C

Item No.  Description                   Location in Part C

   24     Financial Statements and
          Exhibits. . . . . . . . .     Item 24

   25     Persons Controlled by or
          under Common Control
          with Registrant . . . . .          Item 25

   26     Number of Holders of
          Securities. . . . . . . .     Item 26

   27     Indemnification . . . . .     Item 27

   28     Business and Other
          Connections of Investment
          Adviser . . . . . . . . .     Item 28

   29     Principal Underwriters. .     Item 29

   30     Location of Accounts and
          Records . . . . . . . . .     Item 30

   31     Management Services . . .     Item 31

   32     Undertakings. . . . . . .     Item 32


                         PART C

                    Other Information


Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

                Part A   -    Financial Highlights

               *Part B   -    Statement of Net Assets
                              Statement of Operations
                              Statement of Changes in Net Assets
                              Notes to Financial Statements
                              Accountant's Report

               * The financial statements and Accountant's Report listed above relating to Voyageur Mutual Funds II, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1997.

          (b)  Exhibits:

               (1)  Articles of Incorporation.

                    (a)  Certificate of Amendment to the Amended
                         and Restated Articles of Incorporation
                         (November 22, 1993) incorporated into
                         this filing by reference to Post-
                         ffective Amendment No. 17 filed
                         April 29, 1994.

                    (b)  Article of Correction (July 27, 1994)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 21 filed April 28, 1997.

                    (c)  Certificate of Designation (April 29,
                         1994) incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 21 filed April 28, 1997.

                    (d)  Certificate of Designation (February 27,
                         1995) incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 21 filed April 28, 1997.

               (2)  By-Laws.  By-Laws, as amended (November 29,
                    1993) incorporated into this filing by
                    reference to Post-Effective Amendment No. 21 filed April 28, 1997.

               (3)  Voting Trust Agreement.  Inapplicable.

               (4) Copies of All Instruments Defining the Rights of Holders.

                    (a)  Articles of Incorporation and Articles
                         Supplementary.

                         (i)  Article VI of Amended and
                              Restated  Articles of Incorporation
                              (November 22, 1993) incorporated
                              into this filing by reference to
                              Post-Effective Amendment No. 17
                              filed April 29, 1994.

                         (ii) Articles of Correction (July 27,
                              1994) incorporated into this filing
                              by reference to Post-Effective
                              Amendment No. 21 filed April 28,
                              1997.

                        (iii) Certificate of Designation
                              (April 29, 1994) incorporated into
                              this filing by reference to Post-
                              Effective Amendment No. 21 filed
                              April 28, 1997.

                         (iv) Certificate of Designation
                              (February 27, 1995) incorporated
                              into this filing by reference to
                              Post-Effective Amendment No. 21
                              filed April 28, 1997.

                    (b)  By-Laws.

                         (i)  Article II incorporated into this
                              filing by reference to Post-
                              Effective Amendment No. 21 filed
                              April 28, 1997.

               (5)  Investment Management Agreement.

                    (a)  Investment Management Agreement
                         (April 30, 1997) between Voyageur Fund
                         Managers, Inc. and the Registrant on
                         behalf of Tax-Free Colorado Fund
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 22 filed August 28, 1997.

               (6)  (a)  Distribution Agreement.

                         (i)  Proposed Distribution Agreement
                              (1997) between Delaware
                              Distributors, L.P. and the
                              Registrant on behalf of Tax-Free
                              Colorado Fund incorporated into
                              this filing by reference to Post-
                              Effective Amendment No. 22 filed
                              August 28, 1997.

                    (b)  Administration and Service Agreement.
                         Form of Administration and Service
                         Agreement (as amended November 1995)
                         (Module) incorporated into this filing
                         by reference to Post-Effective Amendment
                         No. 22 filed August 28, 1997.

                    (c)  Dealer's Agreement.  Dealer's Agreement
                         (as amended November 1995) (Module)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 22 filed August 28, 1997.

                    (d)  Mutual Fund Agreement for the Delaware
                         Group of Funds (as amended November
                         1995) (Module) incorporated into this
                         filing by reference to Post-Effective
                         Amendment No. 22 filed August 28, 1997.

               (7)  Bonus, Profit Sharing, Pension Contracts.
                    Inapplicable.

               (8)  Custodian Agreement.

                    (a)  Custodian Contract with Norwest Bank
                         Minnesota N.A. (April 20, 1992)
                         incorporated into this filing by
                         reference to Post-Effective Amendment
                         No. 21 filed April 28, 1997.

               (9)  Other Material Contracts.

                    (a)  Shareholder Services Agreement (1997)
                         between Delaware Service Company, Inc.
                         and the Registrant on behalf of the Fund
                         (Module) incorporated into this filing
                         by reference to Post-Effective Amendment
                         No. 22 filed August 28, 1997.

                    (b)  Executed Fund Accounting Agreement
                         (August 19, 1996) between Delaware
                         Service Company, Inc. and the Registrant on behalf of the Fund (Module) incorporated into this filing by reference to Post-Effective Amendment No. 22 filed August 28, 1997.

                         (i)  Executed Amendment No. 7
                              (October 14, 1997) to Schedule A to
                              Delaware Group of Funds Fund
                              Accounting Agreement attached
                              as Exhibit.

                         (ii) Executed Amendment No. 8
                              (December 18, 1997) to Schedule A
                              to Delaware Group of Funds Fund
                              Accounting Agreement attached
                              as Exhibit.

               (10) Opinion of Counsel.  Attached as Exhibit.

               (11) Consent of Auditors.  Attached as
                    Exhibit.

               (12) Inapplicable.

               (13) Letter of Investment Intent incorporated into
                    this filing by reference to Form N-1A filed on April 13, 1987.

               (14) Inapplicable.

               (15) Plans under Rule 12b-1.

                    (a) Plan under Rule 12b-1 for Class A, B and C Shares (1997) of Voyageur Tax Free Funds, Inc. on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 20 filed April 30, 1996.

               (16) Schedules of Computation for each Performance
                    Quotation.

                    (a)  Schedules of Computation of Fund
                         performance for each Fund incorporated
                         into this filing by reference to Post-
                         Effective Amendment No. 20 filed
                         April 30, 1996.

               (17) Financial Data Schedules.  Attached as
                     Exhibits.

               (18) Plan under Rule 18f-3.

                    (a)  Plan under Rule 18f-3 (June 19, 1997)
                         attached as Exhibit.

               (19) Other:    Directors' Power of Attorney.
                              Attached as Exhibit.

Item 25.  Persons Controlled by or under Common Control with
          Registrant.  None.

Item 26.  Number of Holders of Securities.

             (1)                              (2)

                                        Number of
          Title of Class                Record Holders

          Voyageur Mutual
          Funds II, Inc.
          Tax-Free Colorado Fund's:

          Tax-Free Colorado
          Fund A Shares:

          Common Stock Par Value        8,018 Accounts
          $.01 Per Share                as of February 28, 1998

          Tax-Free Colorado
          Fund B Shares:
          Common Stock Par Value        207 Accounts
          $.01 Per Share                as of February 28, 1998

          Tax-Free Colorado
          Fund C Shares:

          Common Stock Par Value        84 Accounts
          $.01 Per Share                as of February 28, 1998

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 21 filed
          April 28, 1997.

Item 28.  Business and Other Connections of Investment Adviser.

          Incorporated into this filing by reference to Post-
          Effective Amendment No. 19 to the Registration
          Statement of Voyageur Mutual Funds, Inc. filed
          April 29, 1998

Item 29.  Principal Underwriters.

          Incorporated into this filing by reference to Post-
          Effective Amendment No. 19 to the Registration
          Statement of Voyageur Mutual Funds, Inc. filed
          April 29, 1998.

Item 30.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or
          One Commerce Square, Philadelphia, PA 19103 or
          90 South Seventh Street, Suite 4400, Minneapolis,
          Minnesota 55402.

Item 31.  Management Services.  None.

Item 32.  Undertakings.

          (a)  Inapplicable.

          (b)  Inapplicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 21st day of March, 1998.

                              VOYAGEUR MUTUAL FUNDS II, INC.



                              By /s/ Wayne A. Stork
                              Wayne A. Stork
                              Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        Signature                    Title               Date


/s/Wayne A. Stork             Chairman of the     March 21, 1998
Wayne A. Stork                Board and Director

                              Executive Vice
                              President/Chief
                              Operating Officer/
                              Chief Financial
                              Officer (Principal
                              Financial Officer
                              and Principal
/s/ David K. Downes           Accounting Officer) March 21, 1998
David K. Downes

/s/Walter P. Babich     *     Director            March 21, 1998
Walter P. Babich

/s/Anthony D. Knerr     *     Director            March 21, 1998
Anthony D. Knerr

/s/Ann R. Leven         *     Director            March 21, 1998
Ann R. Leven

/s/W. Thacher Longstreth*     Director            March 21, 1998
W. Thacher Longstreth

/s/Thomas F. Madison     *    Director            March 21, 1998
Thomas F. Madison

/s/Jeffrey J. Nick       *    Director            March 21, 1998
Jeffrey J. Nick

/s/Charles E. Peck       *    Director            March 21, 1998
Charles E. Peck

                    *By /s/Wayne A. Stork
                           Wayne A. Stork
                       as Attorney-in-Fact for
                    each of the persons indicated

               SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549



















                             Exhibits

                                 to

                             Form N-1A










     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                    INDEX TO EXHIBITS


Exhibit No.    Exhibit

EX-99.B9BI     Executed Amendment No. 7 (October 14,1997) to
               Schedule A to Delaware Group of Funds Fund
               Accounting Agreement

EX-99.B9BII    Executed Amendment No. 8 (December 18, 1997) to
               Schedule A to Delaware Group of Funds Fund
               Accounting Agreement

EX-99.B10      Opinion of Counsel

EX-99.B11      Consent of Auditors

EX-27          Financial Data Schedules

EX-99.B18A     Plan under Rule 18f-3 (June 19, 1997)

EX-99.B19      Directors' Power of Attorney